Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,557,380.00
Total Fee Amount	1,181.77
Total Offset Amount	0.00
Net Fee	$ 1,181.77
Offering Table N/A
Offset Table N/A	N/A